Note 2 - Allowance for Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Origination year - 2020
Live Checks, Performing	$ 59,569	[1]
Live Checks, Nonperforming	506	[1]
Live Checks	60,075	[1]
Premier Loans, Performing	20,951	[1]
Premier Loans, Nonperforming	30	[1]
Premier Loans	20,981	[1]
Other Consumer Loans, Performing	143,035	[1]
Other Consumer Loans, Nonperforming	523	[1]
Other Consumer Loans	143,558	[1]
Real Estate Loans, Performing	1,979	[1]
Real Estate Loans, Nonperforming	0	[1]
Real Estate Loans	1,979	[1]
Sales Finance Contracts, Performing	19,942	[1]
Sales Finance Contracts, Nonperforming	5	[1]
Sales Finance Contracts	19,947	[1]
Origination year - 2019
Live Checks, Performing	65,858
Live Checks, Nonperforming	5,245
Live Checks	71,103
Premier Loans, Performing	59,079
Premier Loans, Nonperforming	1,398
Premier Loans	60,477
Other Consumer Loans, Performing	371,347
Other Consumer Loans, Nonperforming	19,032
Other Consumer Loans	390,379
Real Estate Loans, Performing	17,295
Real Estate Loans, Nonperforming	292
Real Estate Loans	17,587
Sales Finance Contracts, Performing	56,541
Sales Finance Contracts, Nonperforming	1,661
Sales Finance Contracts	58,202
Origination year - 2018
Live Checks, Performing	6,809
Live Checks, Nonperforming	438
Live Checks	7,247
Premier Loans, Performing	16,193
Premier Loans, Nonperforming	641
Premier Loans	16,834
Other Consumer Loans, Performing	62,674
Other Consumer Loans, Nonperforming	3,703
Other Consumer Loans	66,377
Real Estate Loans, Performing	7,218
Real Estate Loans, Nonperforming	317
Real Estate Loans	7,535
Sales Finance Contracts, Performing	30,766
Sales Finance Contracts, Nonperforming	1,562
Sales Finance Contracts	32,328
Origination year - 2017
Live Checks, Performing	1,384
Live Checks, Nonperforming	46
Live Checks	1,430
Premier Loans, Performing	5,281
Premier Loans, Nonperforming	182
Premier Loans	5,463
Other Consumer Loans, Performing	18,175
Other Consumer Loans, Nonperforming	1,319
Other Consumer Loans	19,494
Real Estate Loans, Performing	6,284
Real Estate Loans, Nonperforming	297
Real Estate Loans	6,581
Sales Finance Contracts, Performing	7,328
Sales Finance Contracts, Nonperforming	519
Sales Finance Contracts	7,847
Origination year - 2016
Live Checks, Performing	148
Live Checks, Nonperforming	2
Live Checks	150
Premier Loans, Performing	1,475
Premier Loans, Nonperforming	51
Premier Loans	1,526
Other Consumer Loans, Performing	5,114
Other Consumer Loans, Nonperforming	380
Other Consumer Loans	5,494
Real Estate Loans, Performing	4,524
Real Estate Loans, Nonperforming	173
Real Estate Loans	4,697
Sales Finance Contracts, Performing	1,622
Sales Finance Contracts, Nonperforming	115
Sales Finance Contracts	1,737
Origination year - Prior
Live Checks, Performing	22
Live Checks, Nonperforming	0
Live Checks	22
Premier Loans, Performing	202
Premier Loans, Nonperforming	0
Premier Loans	202
Other Consumer Loans, Performing	1,106
Other Consumer Loans, Nonperforming	79
Other Consumer Loans	1,185
Real Estate Loans, Performing	5,736
Real Estate Loans, Nonperforming	249
Real Estate Loans	5,985
Sales Finance Contracts, Performing	186
Sales Finance Contracts, Nonperforming	20
Sales Finance Contracts	206
Origination year - Total Net Balance
Live Checks, Performing	133,790
Live Checks, Nonperforming	6,237
Live Checks	140,027
Premier Loans, Performing	103,181
Premier Loans, Nonperforming	2,302
Premier Loans	105,483
Other Consumer Loans, Performing	601,451
Other Consumer Loans, Nonperforming	25,036
Other Consumer Loans	626,487
Real Estate Loans, Performing	43,036
Real Estate Loans, Nonperforming	1,328
Real Estate Loans	44,364
Sales Finance Contracts, Performing	116,385
Sales Finance Contracts, Nonperforming	3,882
Sales Finance Contracts	$ 120,267

[1]	Includes loans originated during the three-months ended March 31, 2022.